Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Segment Reporting (Details) [Line Items]
Number of reportable segment	2
Percentage of long term assets		3.59%
Mining Pool [Member]
Segment Reporting (Details) [Line Items]
Total mining revenue from third-party	$ 10,753,859
U.S [Member]
Segment Reporting (Details) [Line Items]
Long-term assets	$ 28,205,477	$ 49,961,688
Percentage of long term assets	97.32%	69.22%
Singapore [Member]
Segment Reporting (Details) [Line Items]
Long-term assets	$ 346,575
Percentage of long term assets	1.20%
Hong Kong [Member]
Segment Reporting (Details) [Line Items]
Long-term assets	$ 429,414	$ 827,911
Percentage of long term assets	1.48%	1.15%
Malaysia [Member]
Segment Reporting (Details) [Line Items]
Long-term assets		$ 18,797,055
Percentage of long term assets		26.04%
Mainland China [Member]
Segment Reporting (Details) [Line Items]
Long-term assets		$ 2,589,423